Investment Risks - EIP Growth and Income Fund	Feb. 28, 2026
Energy Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Energy Industry Risk. The Fund concentrates its investments in the Energy Industry and, therefore, is more susceptible to risks that affect that industry than a fund that is more broadly diversified across several industries or sectors. The success of companies in the Energy Industry is cyclical and highly dependent on energy prices, which can be extremely volatile. The market value of securities that are issued by Energy Companies may decline for many reasons and are highly sensitive to changes in the levels and volatility of global energy prices events relating to international politics, policies of the Organization of Petroleum Exporting Countries (“OPEC”), governmental regulatory policies, including energy conservation and tax policies, fluctuations in energy supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates, tax treatment, energy conservation efforts, increased competition and technological advances. Even subtle shifts in these factors can have disproportionately significant impacts on Energy Companies. Energy Companies can further be exposed to counterparty credit risk as some customers are oil and gas producers that may become financially distressed and unable or unwilling to perform under, or may seek to reject contracts for the gathering, processing, storage and pipeline transportation of oil, refined products, natural gas, and natural gas liquids. A significant portion of the revenues of Energy Companies may be subject to substantial government regulation and contractual price fixing, which may increase the cost of doing business and limit the earnings of these companies. Energy Companies can be affected by supply and demand for oil and natural gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions. Weak demand for energy products and services in general, as well as negative developments in world markets, would be likely to adversely impact the Fund’s value. Energy Companies that are subject to regulation by U.S. Federal Energy Regulatory Commission (“FERC”) with respect to the tariff rates that they may charge. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. The supply of energy and the profitability of Energy Companies can be significantly affected by extreme weather, by natural disasters such as hurricanes off the coasts of the United States, and by depletion of underlying oil and gas reserves. Energy Companies are subject to substantial government regulation and changes in government regulations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices and methodology of determining prices that Energy Companies may charge for their products and services. Such changes can adversely affect the profitability of Energy Companies. Energy Companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy Companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters. Costs of compliance or remediation of environmental damages incurred by Energy Companies may not be recoverable and may increase over time if stricter environmental laws are enacted. Those Energy Companies involved in renewable technologies or employing technologies for renewable energy may not be successful in their deployment of or use of renewable technologies. In addition, such companies may not be as successful as those companies that use or deploy fossil fuels.
Certain Energy Companies in the utility sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees. Some Energy Companies are involved in the production of electrical equipment and components. General risks of these companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, the companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.
Some utility companies also face risks associated with the effects of a national energy policy, and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations: the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; potential impacts of terrorist activities on the utility industry and its customers; and the impact of natural or man-made disasters.

MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]	MLP Risk. MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Moreover, the complexity of MLP governance structures and contractual provisions may further limit the the Fund’s influence over key operational and financial decisions. Some amounts received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital to Fund shareholders for federal income tax purposes. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from the MLP. Most MLPs do not pay U.S. federal income tax at the partnership level, but an adverse change in tax laws could result in MLPs being treated as corporations for federal income tax purposes which could either reduce or eliminate distributions paid by the MLPs to the Fund.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The prices of securities held by the Fund may decline, at times sharply and unpredictably, in response to expected, real and perceived economic, political, or financial events in the U.S. or global markets, including those directly involving the issuers of securities held by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. In addition, local, regional or global events such as war, military conflict, acts of terrorism, spread of infectious diseases or other public health issues, inflation, supply chain disruptions, sanctions, recessions, climate change, advancements in technology, or other events could have a significant negative impact on the Fund and its investments.
Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund’s portfolio is actively managed and is thus subject to management risk. The Manager will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. The Fund’s efforts to reduce the Fund’s volatility may not be successful and could cause the Fund to underperform its benchmark and other funds with similar investment objectives and strategies.
Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investing in securities of foreign issuers involves certain risks not typically associated with U.S. investments, including fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. The Fund’s portfolio typically includes investments that are denominated in foreign currencies, and the Fund may hold investments designed to provide exposure to foreign currencies. Fluctuations in currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments.
Small- And Mid-Size Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Size Companies Risk. Energy Companies in which the Fund invests may have market capitalizations of less than $1 billion. Investing in the securities of small- or mid-cap companies presents particular investment risks. These companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies and may be more vulnerable to adverse general market or economic developments. Companies with small- and mid-capitalizations are often more volatile and less liquid than investments in larger companies. Small- and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Large-Size Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Size Companies Risk. Energy Companies in which the Fund invests may have market capitalizations of over $10 billion. These large-size companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-size companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-size companies could trail the overall performance of the broader securities markets.
Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund’s ability to make investments in MLPs and other entities treated as “pass-through” vehicles for U.S. federal income tax purposes is limited by the Fund’s intention to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”). If the Fund were to fail to qualify as a RIC in any taxable year and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all Fund distributions from earnings and profits would be taxable to shareholders as dividend income.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.